Concentrations	6 Months Ended
Mar. 31, 2024
Concentrations [Abstract]
Concentrations

Note 19 — Concentrations

For the three months ended March 31, 2024, one customer accounted for 26% of the Company’s revenues. For the three months ended March 31, 2023, two customers accounted for 100% of the Company’s revenues. For the six months ended March 31, 2024, three customers accounted for 48% of the Company’s revenues. For the six months ended March 31, 2023, one customer accounted for 82% of the Company’s revenues. No other customer accounted for more than 10% of revenues in the respective periods. As of March 31, 2024, two customers had balances due that represented 48% of the Company’s total accounts receivable. As of September 30, 2023, two customers had balances due that represented 97% of the Company’s total accounts receivable.